Intangible Assets - Schedule of Other Intangibles (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 539	£ 482
Additions	204	205
Charge	(138)	(116)
Sales	0
Impairment	0	(32)
Ending balance	605	539
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	962	760
Additions	204	205
Write offs	(76)
Disposals		(3)
Sales	0
Ending balance	1,090	962
Accumulated Amortisation / Impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(423)	(278)
Write offs	76
Disposals		3
Charge	(138)	(116)
Sales	0
Impairment		(32)
Ending balance	£ (485)	£ (423)